Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,058,824
Proposed Maximum Offering Price per Unit	42.50
Maximum Aggregate Offering Price	$ 300,000,020.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-282861) on October 28, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (2) Includes 920,716 shares of Class A common stock that the underwriters have an option to purchase.